Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments and risk management
Schedule of Fuel Sensitivity

	As of December 31,
	2023	2022	2021
	Operating costs	Operating costs	Operating costs

	(In thousands of U.S. dollars)
+ US$0.01 per gallon	3,719	3,399	2,731
- US$0.01 per gallon	(3,719)	(3,399)	(2,731)

Summary of impact on the equity due to changes in the fair value of forward exchange contracts

	Change in	Effect on profit
	MXN$ rate	before tax
		(In thousands of
		U.S. dollars)
2023	+5%	US$	(8,788)
	-5%		8,788

	Change in	Effect on profit
	MXN$ rate	before tax
		(In thousands of
		U.S. dollars)
2022	+5%	US$	(10,436)
	-5%		10,436

Schedule of foreign exchange exposure

	Mexican Pesos		Others (1)

	(In thousands of U.S. dollars)
Assets:
Cash, cash equivalents and restricted cash	US$	100,488	US$	13,287
Other accounts receivable, net		54,594		34,650
Guarantee deposits		29,951		514
Derivative financial instruments		1,683		—
Total assets	US$	186,716	US$	48,451

Liabilities:
Financial debt	US$	186,251	US$	—
Lease liabilities		19,655		73
Suppliers		142,453		2,254
Other liabilities		57,283		2,958
Total liabilities	US$	405,642	US$	5,285
Net foreign currency position	US$	(218,926)	US$	43,166

(1) The foreign exchange exposure includes: Quetzales, Colombian pesos and Colones.

	Mexican Pesos		Others (1)

	(In thousands of U.S. dollars)
Assets:
Cash, cash equivalents and restricted cash	US$	39,962	US$	6,129
Other accounts receivable, net		66,254		12,595
Guarantee deposits		23,981		252
Derivative financial instruments		1,585		—
Total assets	US$	131,782	US$	18,976

Liabilities:
Financial debt	US$	133,837	US$	—
Lease liabilities		17,003		103
Suppliers		124,374		1,496
Other liabilities		81,378		1,277
Total liabilities	US$	356,592	US$	2,876
Net foreign currency position	US$	(224,810)	US$	16,100

Schedule of sensitivity analysis of change in fair value of interest hedging instrument

	Change in
	interest rate	Effect on cap (1)
		(In thousands of U.S.
		dollars)
2023	+0.50%	US$	14
	-0.50%		(13)

2022	+0.50%	US$	(121)
	-0.50%		121

(1) The effect would affect OCI in relation to the interest rate caps.

	Change in
	interest rate	Effect on cap (1)
		(In thousands of U.S.
		dollars)
2023	+0.50%	US$	311
	-0.50%		(269)

2022	+0.50%	US$	(590)
	-0.50%		590

	Change in
	interest rate	Effect on cap (1)
		(In thousands of
		U.S. dollars)
2023	+0.50%	US$	132
	-0.50%		(89)

Schedule of debt sensitivity analysis

	Year ended December 31, 2023				Year ended December 31, 2022
	+ 100 BP		- 100 BP		+ 100 BP		- 100 BP

		(In thousands of U.S. dollars)

Asset backed trust notes (“CEBUR”) (1)	US$	1,435	US$	(1,435)	US$	1,320	US$	(1,320)
Incline II B Shannon 18 Limited (PDP BBAM)		930		(930)		224		(224)
Banco Santander México, S.A. y Banco Nacional de Comercio Exterior, S.N.C. (“Santander-Bancomext 2022”)		533		(533)		96		(96)
GY Aviation Lease 1714 Co. Limited (PDP CDB)		352		(352)		38		(38)
JSA International U.S. Holdings, LLC (PDP JSA)		288		(288)		88		(88)
Oriental Leasing 6 Company Limited (PDP CMB)		131		(131)		19		(19)
Tarquin Limited		111		(111)		—		—
Wilmington Trust SP Services (Dublin) Limited		24		(24)		—		—
NBB- V11218 Lease Partnership		22		(22)		—		—
NBB- V11951 Lease Partnership		21		(21)		—		—
NBB Pintail Co. Ltd.		17		(17)		—		—
Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”)		—		—		961		(961)
Banco Sabadell S.A., Institución de Banca Múltiple (“Sabadell”)		—		—		49		(49)
Banco Actinver S.A., Institución de banca múltiple ("Actinver")		—		—		6		(6)
Total	US$	3,864	US$	(3,864)	US$	2,801	US$	(2,801)

(1) Every Trust Note of (CEBUR VOLARCB19 and VOLARCB21L) issuance has a 10% CAP and for every Trust Note of (CEBUR VOLARCB23) issuance has a 13% CAP, both on TIIE 28 to limit interest payments to increasing rates.

Schedule of contractual principal payments required on financial liabilities and derivative instruments fair value

	December 31, 2023
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Aircraft pre-delivery payments (Note 5)	US$	157,318	US$	151,322	US$	308,640
Asset backed trust note (“CEBUR”) (Note 5)		44,396		143,054		187,450
Other financing agreements (Note 5)		12,157		140,906		153,063

Lease liabilities:
Aircraft, engines and buildings leases		372,697		2,518,745		2,891,442
Aircraft and engine lease return obligation		803		286,405		287,208
Total	US$	587,371	US$	3,240,432	US$	3,827,803

	December 31, 2022
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Aircraft pre-delivery payments (Note 5)	US$	62,209	US$	75,698	US$	137,907
Asset backed trust note (“CEBUR”) (Note 5)		30,128		86,082		116,210
Working Capital Facilities (Note 5)		18,077		—		18,077

Lease liabilities:
Aircraft, engines and buildings leases		335,620		2,373,103		2,708,723
Aircraft and engine lease return obligation		5,012		244,454		249,466
Total	US$	451,046	US$	2,779,337	US$	3,230,383